SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)
Nature of Operations

Nature of Operations

Data I/O Corporation (“Data I/O”, “We”, “Our”, “Us”) designs, manufactures and sells programming systems used by designers and manufacturers of electronic products. Our programming system products are used to program integrated circuits (“ICs” or “devices” or “semiconductors”) with the specific unique data necessary for the ICs contained in various products, and are an important tool for the electronics industry experiencing growing use of programmable ICs. Customers for our programming system products are located around the world, primarily in Asia, Europe and the Americas. Our manufacturing operations are currently located in Redmond, Washington, United States and Shanghai, China.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Data I/O Corporation and our wholly-owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates include:

•     Revenue Recognition

•     Allowance for Doubtful Accounts

•     Inventory

•     Warranty Accruals

•     Tax Valuation Allowances

•     Share-based Compensation

Foreign Currency Translation

Assets and liabilities of foreign subsidiaries are translated at the exchange rate on the balance sheet date. Revenues, costs and expenses of foreign subsidiaries are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to stockholders’ equity. Realized and unrealized gains and losses resulting from the effects of changes in exchange rates on assets and liabilities denominated in foreign currencies are included in non-operating expense as foreign currency transaction gains and losses.

Cash and Cash Equivalents

Cash and Cash Equivalents

All highly liquid investments purchased with an original maturity of 90 days or less are considered cash equivalents. We maintain our cash and cash equivalents with major financial institutions in the United States of America, which are insured by the Federal Deposit Insurance Corporation (FDIC), and in foreign jurisdictions. Deposits in U.S. banks exceed the FDIC insurance limit. We have not experienced any losses on our cash and cash equivalents. Cash and cash equivalents held in foreign bank accounts in China and Germany, totaled (in millions) $6.8 at both December 31, 2021 and 2020.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Certain financial instruments are carried at cost on the consolidated balance sheets, which approximates fair value due to their short-term, highly liquid nature. These instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, and other short-term liabilities.

Accounts Receivable

Accounts Receivable

The majority of our accounts receivable are due from companies in the electronics manufacturing industries. Credit is extended based on an evaluation of a customer’s financial condition and, generally, collateral is not required. Accounts receivable are typically due within 30 to 60 days and are stated at amounts due from customers net of an allowance for doubtful accounts. Accounts receivable outstanding longer than the contractual payment terms are considered past due. We determine the allowance by considering a number of factors, including the length of time trade accounts receivable are past due, the industry and geographic payment practices involved, our previous bad debt experience, the customer’s current ability to pay their obligation to us, and the condition of the general economy and the industry as a whole. We write off accounts receivable when they become uncollectible, and payments subsequently received on such receivables are credited to the allowance for doubtful accounts. Interest may be charged, at the discretion of management and according to our standard sales terms, beginning on the day after the due date of the receivable. However, interest income is subsequently recognized on these accounts either to the extent cash is received, or when the future collection of interest and the receivable balance is considered probable by management.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value with cost being the currently adjusted standard cost, which approximates cost on a first-in, first-out basis. We estimate changes to inventory for obsolete, slow-moving, excess and non-salable inventory by reviewing current transactions and forecasted product demand. We evaluate our inventories on an item by item basis and record an adjustment (lower of cost or net realizable value) accordingly.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment, including leasehold improvements, are stated at cost, and depreciation is calculated over the estimated useful lives of the related assets or lease terms on the straight-line basis. We depreciate substantially all property, plant and equipment over periods of three to seven years. We depreciate leasehold improvements over the remaining portion of the lease or over the expected life of the asset if less than the remaining term of the lease.

We regularly review all of our property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. If the total of future undiscounted cash flows is less than the carrying amount of these assets, an impairment loss, if any, based on the excess of the carrying amount over the fair value of the assets, is recorded. Based on this evaluation, for the year ended December 31, 2021, no impairment was noted or recorded for property, plant and equipment. For the year ended December 31, 2020, approximately $252,000 of property, plant and equipment impairment was recorded.

Patent Costs

Patent Costs

We expense external costs, such as filing fees and associated attorney fees, incurred to obtain initial patents, but capitalize patents obtained through acquisition as intangible assets. We also expense costs associated with maintaining and defending patents subsequent to their issuance.

Income Taxes

Income Taxes

Income taxes are computed at current enacted tax rates, less tax credits using the asset and liability method. Deferred taxes are adjusted both for items that do not have tax consequences and for the cumulative effect of any changes in tax rates from those previously used to determine deferred tax assets or liabilities. Tax provisions include amounts that are currently payable, changes in deferred tax assets and liabilities that arise because of temporary differences between the timing of when items of income and expense are recognized for financial reporting and income tax purposes, and any changes in the valuation allowance caused by a change in judgment about the realization of the related deferred tax assets. A valuation allowance is established when necessary to reduce deferred tax assets to amounts expected to be realized. The CARES Act, enacted in Q1 2020, accelerated the AMT credit refund of $640,000, which was previously carried as a current asset, which the majority was received in September 2021.

Share-Based Compensation

Share-Based Compensation

All stock-based compensation awards are measured based on estimated fair values on the date of grant and recognized as compensation expense on the straight-line method. Our share-based compensation is reduced for estimated forfeitures at the time of grant and revised as necessary in subsequent periods if actual forfeitures differ from those estimates.

Revenue Recognition

Revenue Recognition

Topic 606 provides a single, principles-based five-step model to be applied to all contracts with customers.  It generally provides for the recognition of revenue in an amount that reflects the consideration to which the Company expects to be entitled, net of allowances for estimated returns, discounts or sales incentives, as well as taxes collected from customers when control over the promised goods or services are transferred to the customer.

We expense contract acquisition costs, primarily sales commissions, for contracts with terms of one year or less and will capitalize and amortize incremental costs with terms that exceed one year.  During 2021 and 2020, the impact of capitalization of incremental costs for obtaining contracts was immaterial.  We exclude sales, use, value added, some excise taxes and other similar taxes from the measurement of the transaction price.

We recognize revenue upon transfer of control of the promised products or services to customers in an amount that reflects the consideration we expect to receive in exchange for those products or services. We have determined that our programming equipment has reached a point of maturity and stability such that product acceptance can be assured by testing at the factory prior to shipment and that the installation meets the criteria to be a separate performance obligation.  These systems are standard products with published product specifications and are configurable with standard options.  The evidence that these systems could be deemed as accepted was based upon having standardized factory production of the units, results from batteries of tests of product performance to our published specifications, quality inspections and installation standardization, as well as past product operation validation with the customer and the history provided by our installed base of products upon which the current versions were based.

The revenue related to products requiring installation that is perfunctory is recognized upon transfer of control of the product to customers, which generally is at the time of shipment.  Installation that is considered perfunctory includes any installation that is expected to be performed by other parties, such as distributors, other vendors, or the customers themselves.  This considers the complexity, skill and training needed as well as customer expectations regarding installation.

We enter into arrangements with multiple performance obligations that arise during the sale of a system that includes an installation component, a service and support component and a software maintenance component.  We allocate the transaction price of each element based on relative selling prices.  Relative selling price is based on the selling price of the standalone system.  For the installation and service and support performance obligations, we use the value of the discount given to distributors who perform these components.  For software maintenance performance obligations, we use what we charge for annual software maintenance renewals after the initial year the system is sold.  Revenue is recognized on the system sale based on shipping terms, installation revenue is recognized after the installation is performed, and hardware service and support and software maintenance revenue is recognized ratably over the term of the agreement, typically one year.  Deferred revenue includes service, support and maintenance contracts and represents the undelivered performance obligation of agreements that are typically for one year.

When we sell software separately, we recognize revenue upon the transfer of control of the software, which is generally upon shipment, provided that only inconsequential performance obligations remain on our part and substantive acceptance conditions, if any, have been met.

We recognize revenue when there is an approved contract that both parties are committed to perform, both parties rights have been identified, the contract has substance,  collection of substantially all the consideration is probable, the transaction price has been determined and allocated over the performance obligations, the performance obligations including substantive acceptance conditions, if any, in the contract have been met, the obligation is not contingent on resale of the product, the buyer’s obligation would not be changed in the event of theft, physical destruction or damage to the product, the buyer acquiring the product for resale has economic substance apart from us and we do not have significant obligations for future performance to directly bring about the resale of the product by the buyer.  We establish a reserve for sales returns based on historical trends in product returns and estimates for new items.  Payment terms are generally 30 days from shipment.

We transfer certain products out of service from their internal use and make them available for sale.  The products transferred are typically our standard products in one of the following areas: service loaners, rental or test units; engineering test units; or sales demonstration equipment.  Once transferred, the equipment is sold by our regular sales channels as used equipment inventory.  These product units often involve refurbishing and an equipment warranty, and are conducted as sales in our normal and ordinary course of business.  The transfer amount is the product unit’s net book value, and the sale transaction is accounted for as revenue and cost of goods sold.

The following table represents our revenues by major categories:

Net sales by type	2021	2020
(in thousands)
Equipment Sales	$14,989	$11,480
Adapter Sales	7,818	5,527
Software and Maintenance Sales *	3,028	3,321
Total	$25,835	$20,328

* includes an insignificant amount of service and part sales

Leases - Accounting Standards Codification 842

Leases - Accounting Standards Codification 842

Leases arise from contracts which convey the right to control the use of identified property or equipment for a period of time in exchange for consideration. Our leasing arrangements are primarily for office space we use to conduct our operations. In addition, there are automobiles and a small amount of office equipment leased.  We determine whether contracts include a lease at the inception date, which is generally upon contract signing, considering factors such as whether the contract includes an asset which is physically distinct, which party obtains substantially all of the capacity and economic benefit of the asset, and which party directs how, and for what purpose, the asset is used during the contractual period of use. Our leases commence when the lessor makes the asset available for our use. At commencement, we record a lease liability at the present value of future lease payments, net of any future lease incentives to be received. Some of our lease agreements include cancellable future periods subject to termination or extension options. We include cancellable lease periods in our future lease payments when we are reasonably certain to continue to utilize the asset for those periods. We calculate the present value of future lease payments at commencement using a discount rate which we estimate as the collateralized borrowing rate we believe that would be incurred on our future lease payments over a similar term. At commencement, we also record a corresponding right-of-use asset, which is calculated based on the amount of the lease liability, adjusted for any advance lease payments paid, initial direct costs incurred or lease incentives received prior to commencement. Right-of-use assets are subject to evaluation for impairment or disposal on a basis consistent with other long-lived assets.

Leases are classified at commencement, as either operating or finance leases. As of December 31, 2021, all of our leases are classified as operating leases. Rent expense for operating leases is recognized on the straight-line method over the term of the agreement beginning on the lease commencement date.

In accounting for leases, we utilize certain practical expedients and policy elections available under the lease accounting standard. For example, we do not record right-of-use assets or lease liabilities for leases with terms of 12 months or less. For contracts containing real estate leases, we do not combine lease and non-lease components. The primary impact of this policy election is that we do not include in our calculation of lease liabilities any fixed and non-cancelable future payments due under the contract for items such as common area maintenance, utilities and other costs. Lease-related costs which are variable rather than fixed are expensed in the period incurred.

Assumptions, judgments and estimates impacting the carrying value of our right-of-use assets and liabilities include evaluating whether an arrangement contains a lease, determining whether the lease term should include any cancellable future periods, estimating the discount rate used to calculate our lease liabilities, estimating the fair value and useful life of the leased asset for the purpose of classifying the lease as an operating or finance lease, evaluating whether a lease contract amendment represents a new lease agreement or a modification to the existing lease and evaluating our right-of-use assets for impairment.

Research and Development	Research and Development Research and development costs are generally expensed as incurred.
Advertising Expense	Advertising Expense Advertising costs are expensed as incurred. Total advertising expenses were approximately $121,000 and $127,000 in 2021 and 2020, respectively.
Warranty Expense

Warranty Expense

We record a liability for an estimate of costs that we expect to incur under our basic limited warranty when product revenue is recognized. Factors affecting our warranty liability include the number of units sold and historical and anticipated rates of claims and costs per claim. We normally provide a warranty for our products against defects for periods ranging from ninety days to one year. We provide for the estimated cost that may be incurred under our product warranties and periodically assess the adequacy of our warranty liability based on changes in the above factors. We record revenues on extended warranties on a straight-line basis over the term of the related warranty contracts. Service costs are expensed as incurred.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per share exclude any dilutive effects of stock options. Basic earnings (loss) per share are computed using the weighted-average number of common shares outstanding during the period. Diluted earnings per share are computed using the weighted-average number of common shares and common stock equivalent shares outstanding during the period. The common stock equivalent shares from equity awards used in calculating diluted earnings per share were 186,000 and 74,000 for the years ended December 31, 2021 and 2020, respectively. Options to purchase 12,500 and 25,000 shares of common stock were outstanding as of December 31, 2021 and 2020, respectively, but were excluded from the computation of diluted earnings per share for the periods then ended, because the options were anti-dilutive.

Diversification of Credit Risk

Diversification of Credit Risk

Financial instruments, which potentially subject us to concentrations of credit risk, consist primarily of trade receivables.  Our trade receivables are geographically dispersed and include customers in many different industries.  Our consolidated accounts receivable balance as of December 31, 2021 and 2020 includes foreign accounts receivable in the functional currency of our foreign subsidiaries amounting to $1,813,000 and $587,000, respectively.  We generally do business with our foreign distributors in U.S. Dollars.  We believe that risk of loss is significantly reduced due to the diversity of our end-customers and geographic sales areas.  We perform on-going credit evaluations of our customers’ financial condition and require collateral, such as letters of credit and bank guarantees, or prepayment whenever deemed necessary.

The following represented greater than 10% of our consolidated accounts receivable for the applicable year:

Percentage of Consolidated Accounts Receivable	2021	2020

Number of customers	3	3

Approximate percentage of consolidated accounts receivable balance	36%	41%

Percentage of each	13%	17%
Percentage of each	12%	12%
Percentage of each	11%	12%

Diversification of net sales

The following represented greater than 10% of net sales for the applicable year:

Percentage of Net Sales	2021	2020

Number of customers	1	1

Approximate percentage of net sales	14%	12%

COVID-19

COVID-19

In 2021, we continued to react to and manage our business relative to the COVID-19 pandemic. During 2020 and throughout 2021, COVID-19 impacted all aspects of our business, from customer demand, to supply chain integrity, employee safety, business processes, and financial management. As a global company, we had to manage each of these while working within the guidelines of local and national policy in the U.S., China and Germany. Our philosophy at the start of the outbreak was simple:

1.	Keep our employees and their families safe;
2.	Keep our facilities safe and operational while we serve our customers as an essential business; and
3.	Preserve cash.

We have managed the COVID-19 impact successfully to date, with no known employee transmissions in the workplace and significant preservation of our cash and working capital. Our resilient supply chain model kept our facilities in Shanghai, China and Redmond, Washington open, and serving customers globally, despite sporadic government restrictions on our facilities and vendors. We face continued international travel restrictions, shipping delays, and inability to meet with customers in person. As business has recovered, we have been able to respond by having the working capital needed and the workforce in place. We saw a resurgence of orders in the second quarter of 2021 as vaccinations were occurring and customers resumed business. Following this, in the third quarter of 2021, we experienced a slowdown of demand as customers, we believe, were unable to secure an adequate semiconductor parts supply for planned capacity expansion. In supply chains around the world with the re-openings and now, in a believed ripple effect, factories are experiencing the impact of chip shortages on their production plans. This appears to be a shorter-term issue, but is expected to have some continuing impact into 2022. However, the outlook by industry analysts for automotive electronics remains strong for a decade. Waves of COVID-19 infection rates and variants have kept or re-imposed revised travel restrictions. Customers largely have not permitted in-person sales and other visits. Converting these interactions to remote and virtual means has meant implementing new processes and technology.

In production, in addition to adding protective health measures for our employees, we have focused on supply chain resilience and duplicating production capability for some products in both our Shanghai, China and Redmond, USA facilities. We implemented additional supplier financial and other monitoring, as well as adding additional local suppliers and increasing inventory stock levels of key parts. Other than production employees who are required to be onsite, most other employees are working with hybrid flexibility to be onsite as desired or needed and this is expected to continue.

New Accounting Pronouncements

New Accounting Pronouncements

On January 1, 2021 the Company adopted ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU clarifies and simplifies accounting for income taxes by eliminating certain exceptions for intraperiod tax allocation principles and the methodology for calculating income tax rates in an interim period, among other updates. The adoption of this ASU did not have a material impact on our financial statements.